Goodwill And Intangible Assets - Summary of Key Assumptions Used (Details)	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Key Assumptions Used [Line Items]
Discount rate	11.90%	12.50%
Bottom of Range
Disclosure Of Key Assumptions Used [Line Items]
Long term growth rate	7.00%	8.00%
Operating margins	17.00%	17.00%
Top of Range
Disclosure Of Key Assumptions Used [Line Items]
Long term growth rate	10.00%	10.00%
Operating margins	20.00%	20.00%